Related party transactions - Narrative (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Disclosure of transactions between related parties [line items]
Percentage of shares outstanding	30.00%
Paid amount	$ 668,702		$ 1,405,062
Lifezone Metals
Disclosure of transactions between related parties [line items]
Paid amount	$ 46,750		$ 55,000
Other related parties
Disclosure of transactions between related parties [line items]
Total outstanding amount		$ 75,000